THE AVALON CAPITAL APPRECIATION FUND

         INVESTMENT ADVISOR
    Questar Capital Corporation                        THE AVALON CAPITAL
        655 Fairfield Court                            APPRECIATION FUND
             Suite 200
        Ann Arbor, MI 48108                       A SERIES OF THE AVALON FUND
                                                       OF MARYLAND, INC.
   ADMINISTRATOR & TRANSFER AGENT                     655 FAIRFIELD COURT
       InCap Service Company                               SUITE 200
      630A Fitzwatertown Road                         ANN ARBOR, MI 48108
       Willow Grove, PA 19090                            1-877-228-2566

            DISTRIBUTOR
    Questar Capital Corporation
        655 Fairfield Court
             Suite 200
        Ann Arbor, MI 48108

           CUSTODIAN BANK
        Wachovia Bank, N.A.                           ------------------
        1339 Chestnut Street                          SEMI-ANNUAL REPORT
       Philadelphia, PA 19107                         ------------------

      INDEPENDENT ACCOUNTANTS
  McCurdy & Associates CPA's Inc.                       MARCH 31, 2003
         27955 Clemens Road
         Westlake, OH 44145

May 23, 2003

Dear Shareholders,

Thank you for your investment and confidence in the Avalon Capital Appreciation Fund. For the six months ended March 31, 2003, the fund has declined 12.74% *. During the same time period the Russell 2000 Index increased 0.63% and the Russell 2000 Growth Index increased 3.34%.

The Avalon Capital Appreciation Fund seeks long-term capital appreciation by focusing on small to mid-size companies that offer innovative products, services or technologies to a rapidly expanding marketplace. These companies are often early in their growth, so their stocks tend to fluctuate in value more than most securities. However, investing in small companies offers the potential for greater long-term rewards.

What had been investor fear for the first three months of 2003 turned to optimism after a quick resolution to the war and a slew of positive earnings reports. As a result, since January, U.S. broad based indices posted strong absolute gains with higher beta growth stocks leading the charge.

The change in market leaders is consistent with the expectations of improving economic conditions. Looking forward, inflation should remain under control, the economy is starting to show signs of growth and the companies our mutual fund owns have solid balance sheets and respectable earnings.

In general, our companies are reporting earnings that are meeting or exceeding expectations, but remain conservative about future guidance. We are taking the same positive posture. After the recent run-up, we still believe that the median price-to-intrinsic value of the portfolio is trading at attractive levels, but realize that investors may have to digest these gains and let fundamentals catch up.

As always, I appreciate your investment in the Avalon Capital Appreciation Fund. I hope these thoughts will help you through a market period that has been difficult but in my opinion, also full of opportunity. If you have any questions about your account or need additional information, please call shareholders services at 877-228-2566. If you have any questions about the Fund and would like to talk to me personally, please call me at 800-568-7526.

Sincerely,

/s/ Robert E. Boone

Robert E. Boone, President

--------------------
PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Please read the prospectus carefully for full information regarding risks, fees, and expenses.

The Avalon Capital Appreciation Fund is registered in the following states: AZ, CA, CO, DC, DE, FL, GA, IL, IN, KS, KY, MI, NC, NJ, NV, NY, OH, SD, SC, TN, WY.

This letter contains "forward -looking statements" as to expectations, beliefs, plans, objectives, and future financial performance, and assumptions underlying or concerning the foregoing. Such forward-looking statements involve risks and uncertainties, which could cause actual results or outcomes to differ materially from those expressed in the forward-looking statements.

* The load adjusted return reflecting the 4.75% front-end sales charge for the six-month period ending March 31, 2003

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. Contact Questar Capital Corporation, Distributor, for a prospectus.

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THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2003
                                                         SHARES        VALUE
                                                         ------        -----
COMMON STOCK -- 94.01%

APPAREL -- 5.10%
Coach, Inc. * .......................................     2,975    $    114,032
                                                                   ------------

BROADCASTING -- 2.81%
Fox Entertainment Group, Inc. .......................     2,355          62,808
                                                                   ------------

CABLE TELEVISION -- 1.97%
Echostar Communication Corp. ........................     1,530          44,186
                                                                   ------------

COMPUTER HARDWARE -- 1.72%
Western Digital Corp. ...............................     4,245          38,460
                                                                   ------------

COMPONENTS -- 1.91%
Harman International Industries, Inc. ...............       730          42,756
                                                                   ------------

COMPUTER SERVICES AND SOFTWARE -- 16.17%
Avid Technology, Inc. ...............................     1,819          40,273
BMC Software, Inc. ..................................     5,073          76,552
Citrix Systems, Inc. ................................     2,865          37,703
Cognizant Technology Solutions Corp. ................       860          57,921
Pixar, Inc. .........................................     1,337          72,305
Storage Technology Corp. ............................     1,955          39,530
Tivo, Inc. ..........................................     7,361          37,688
                                                                   ------------
                                                                        361,972
                                                                   ------------

COMPUTER SYSTEMS -- 0.94%
Cray, Inc. ..........................................     3,180          21,052
                                                                   ------------

CONSUMER PRODUCTS -- 5.16%
Fossil, Inc. * ......................................      3835          66,039
Jarden Corp. * ......................................      1905          49,530
                                                                   ------------
                                                                        115,569
                                                                   ------------

E-COMMERCE -- 6.43%
Amazon, Inc. ........................................     2,580          67,157
Ebay, Inc. ..........................................       900          76,761
                                                                   ------------
                                                                        143,918
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

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THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
MARCH 31, 2003
                                                         SHARES        VALUE
                                                         ------        -----
EDUCATION -- 3.42%
Apollo Group, Inc. Class A* .........................     1,535          76,596
                                                                   ------------

ELECTRONICS & ELECTRICAL EQUIPMENT -- 1.42%
Artisan Components, Inc. ............................     1,960          31,676
                                                                   ------------

FINANCIAL  SERVICES -- 4.52%
Countrywide Credit Industries .......................       970          55,775
SLM Corp. ...........................................       410          45,477
                                                                   ------------
                                                                        101,252
                                                                   ------------

INTERNET SERVICES & SOFTWARE -- 4.51%
J2 Global Communications, Inc. ......................     1,355          38,604
Yahoo, Inc. .........................................     2,592          62,260
                                                                   ------------
                                                                        100,864
                                                                   ------------

MANUFACTURING -- 2.33%
Immucor, Inc. .......................................     2,383    $     52,188
                                                                   ------------

MEDICAL PRODUCTS -- 15.18%
Chiron Corp. ........................................       845          31,687
Genzyme Corp. .......................................     1,790          65,246
Inamed Corp. ........................................     1,330          47,574
Medtronic, Inc. .....................................     1,450          65,424
Stryker Corp. .......................................     1,015          69,680
Varian Medical Systems, Inc. * ......................     1,116          60,186
                                                                   ------------
                                                                        339,797
                                                                   ------------

MEDICAL DRUGS -- 1.72%
Celgene Corp. .......................................     1,480          38,598
                                                                   ------------

OIL & GAS -- 2.65%
Halliburton Co. .....................................     2,860          59,288
                                                                   ------------

PHARMECEUTICAL -- 2.67%
Pharmaceutical Product Development ..................     2,225          59,743
                                                                   ------------

RETAIL STORES -- 2.15%
Claire's Stores, Inc. ...............................     2,040          48,164
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

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THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
MARCH 31, 2003
                                                         SHARES        VALUE
                                                         ------        -----
SCHOOLS -- 3.49%
Corinthian Colleges, Inc. * .........................     1,975          78,013
                                                                   ------------

TELECOMMUNICATIONS -- 5.84%
Interdigital Communication Corp. ....................     3,142          71,113
Nextel Communication, Inc. ..........................     4,455          59,652
                                                                   ------------
                                                                        130,765
                                                                   ------------

UTILITIES -- 1.90%
American Power Conversion Corp. .....................     2,991          42,592
                                                                   ------------


TOTAL COMMON STOCK (COST $1,930,075) ................                 2,104,289
                                                                   ------------

SHORT-TERM INVESTMENTS -- 6.15%
Evergreen Money Market Trust CL I, 0.77%** (Cost $137,558)              137,558
                                                                   ------------


TOTAL INVESTMENTS (COST $2,067,633 ) -- 100.16% .....                 2,241,847

LIABILITIES IN EXCESS OF OTHER ASSETS, NET -- (0.16)%                    (3,688)
                                                                   ------------
NET ASSETS -- 100.00% ...............................              $  2,238,159
                                                                   ============

 * Non-income Producing Investment.
** Variable rate money market fund; interest rate reflects yield at March 31, 2003.

    The accompanying notes are an integral part of the financial statements.

THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 2003

ASSETS:
     Investments, at market (identified cost $2,067,633) ......    $  2,241,847
     Receivables:
          Dividends and interest ..............................              82
          Fund shares sold ....................................             940
                                                                   ------------
               Total assets ...................................       2,242,869

LIABILITIES:
     Payables:
          Accrued distribution fees ...........................           1,871
          Operating service fees due to Adviser ...............           2,679
          Other liabilities ...................................             160
                                                                   ------------
               Total liabilities ..............................           4,710
                                                                   ------------

NET ASSETS ....................................................    $  2,238,159
                                                                   ============

NET ASSETS CONSIST OF:
     Paid-in capital ..........................................       6,783,300
     Undistributed net investment loss ........................         (33,394)
     Undistributed realized loss on investments ...............      (4,685,961)
     Net unrealized appreciation on investments ...............         174,214
                                                                   ------------

Net Assets (100,000,000 shares of beneficial interest, $0.001
     par value authorized; 403,553 shares outstanding) ........    $  2,238,159
                                                                   ============

Net Asset Value and redemption price per share ................    $       5.55
                                                                   ============

Offering price per share ($5.55 / 0.9525) .....................    $       5.83
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

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THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED MARCH 31, 2003

INVESTMENT INCOME:
     Dividends ...............................................     $      2,485
     Interest ................................................              385
                                                                   ------------
          Total investment income ............................            2,870
                                                                   ------------

EXPENSES:
     Investment advisory fees ................................            6,146
     Distribution fees .......................................           12,293
     Service fees ............................................           17,825
                                                                   ------------
          Total expenses .....................................           36,264
                                                                   ------------

     Net investment loss .....................................          (33,394)
                                                                   ------------

REALIZED LOSS ON INVESTMENTS:
     Net realized loss on investments ........................         (329,761)
     Net change in unrealized appreciation on investments ....          129,063
                                                                   ------------
                                                                       (200,698)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........     $   (234,092)
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

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THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 For the Period
                                                                      Ended         For the Year
                                                                 March 31, 2003         Ended
                                                                   (Unaudited)    September 30, 2002
                                                                  ------------       ------------
INCREASE IN NET ASSETS
Operations:
     Net investment loss ...................................      $    (33,394)      $    (68,943)
     Net realized loss on investments ......................          (329,761)        (1,003,786)
     Net change in unrealized appreciation on investments ..           129,063            370,170
                                                                  ------------       ------------
Net decrease in net assets resulting from operations .......          (234,092)          (702,559)
                                                                  ------------       ------------

Decrease in net assets from Fund share transactions ........          (307,381)            (8,348)
                                                                  ------------       ------------
Decrease in net assets .....................................          (541,473)          (710,907)

NET ASSETS:
     Beginning of period ...................................         2,779,632          3,490,539
                                                                  ------------       ------------
     End of period .........................................      $  2,238,159       $  2,779,632
                                                                  ============       ============

    The accompanying notes are an integral part of the financial statements.

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THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Per Share Data (For a Share Outstanding Throughout Each Period)

                                               FOR THE PERIOD     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR    FOR THE PERIOD
                                                    ENDED             ENDED            ENDED            ENDED            ENDED
                                               MARCH 31, 2003     SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                 (UNAUDITED)          2002             2001             2000             1999*
                                                  ---------         ---------        ---------        ---------        ---------
NET ASSET VALUE, BEGINNING OF PERIOD .......      $    6.06         $    7.57        $   18.67        $   12.03        $   10.00
                                                  ---------         ---------        ---------        ---------        ---------
INVESTMENT OPERATIONS:
    Net investment loss ....................          (0.08)            (0.15)           (0.28)           (0.44)           (0.17)
    Net realized and unrealized gain
       (loss) on investments ...............          (0.43)            (1.36)          (10.69)            7.08             2.20
                                                  ---------         ---------        ---------        ---------        ---------
         Total from investment operations ..          (0.51)            (1.51)          (10.97)            6.64             2.03
                                                  ---------         ---------        ---------        ---------        ---------
DISTRIBUTIONS:
    From net realized capital gains ........             --                --            (0.13)              --               --

NET ASSET VALUE, END OF PERIOD .............      $    5.55         $    6.06        $    7.57        $   18.67        $   12.03
                                                  =========         =========        =========        =========        =========

TOTAL RETURN ...............................          (8.42)%          (19.95)%         (58.93)%          55.20%           20.30%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000s) ....      $   2,238         $   2,780        $   3,491        $   7,166        $   1,126
    Ratio of expenses to average net assets:
         Before expense reimbursement ......           2.95%(1)          2.95%            2.95%            2.95%            2.95%(1)
         After expense reimbursement .......           2.95%(1)          2.95%            2.95%            2.95%            2.54%(1)
    Ratio of net investment income (loss)
       to average net assets:
         Before expense reimbursement ......      (2.72)%(1)            (2.05)%          (2.46)%          (2.39)%      (1.94)%(1)
         After expense reimbursement .......      (2.72)%(1)            (2.05)%          (2.46)%          (2.39)%      (1.53)%(1)
    Portfolio turnover rate ................         104.00%           340.53%          159.59%           97.95%          183.71%


(1)  Annualized
  * The Avalon Capital Appreciation Fund commenced operations on October 2, 1998. Per share data has been calculated based on the average daily number of shares outstanding throughout each period.

    The accompanying notes are an integral part of the financial statements.

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THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31, 2003

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Avalon Fund of Maryland, Inc. (the "Company") was incorporated under the laws of the state of Maryland on March 17, 1998, and consists solely of The Avalon Capital Appreciation Fund (the "Fund"). The Company is registered as an open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Fund's investment strategy is to achieve growth of capital. The Fund became effective with the SEC on October 1, 1998 and commenced operations on October 2, 1998.

     The costs incurred in connection with the organization, initial registration and public offering of shares have been paid by Questar Capital Corporation (the "Adviser"). Accordingly, no organization costs have been recorded by the Fund.

     The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation--Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not rated on the valuation date are valued at the most recent bid prices. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment manager under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

b) Federal Income Taxes--No provision for federal income taxes has been made since the Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

c) Distributions to Shareholders--Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

d) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported

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THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31, 2003

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES-(CONTINUED)

amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other--Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid in capital or net realized gains.

2.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund for the period ended March 31, 2003 were as follows:

                                           SHARES           AMOUNT
                                        ------------     ------------
          Sold .....................          14,679     $     82,032
          Redeemed .................         (70,161)        (389,413)
                                        ------------     ------------
          Net Decrease .............         (55,482)    $   (307,381)
                                        ============     ============

Transactions in shares of the Fund for the year ended September 30, 2002 were as follows:

                                           SHARES           AMOUNT
                                        ------------     ------------
          Sold .....................          48,831     $    365,424
          Redeemed .................         (50,924)        (373,772)
                                        ------------     ------------
          Net Decrease .............          (2,093)    $     (8,348)
                                        ============     ============

3.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the period ended March 31, 2003, were as follows:

          Purchases .................................     $  2,474,837
          Sales .....................................        2,895,045

     At March 31, 2003, gross unrealized appreciation of investments for tax purposes were as follows:

          Appreciation .............................     $    235,283
          Depreciation .............................          (61,069)
                                                          ------------
          Net appreciation on investments ..........     $     174,214
                                                         =============

     At March 31, 2003, the cost of investments for federal income tax purposes was $2,067,633.

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THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31, 2003

4.   ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Fund has entered into a Management Agreement with Questar Capital Corporation (the "Adviser") to provide investment management services to the Fund. Under the terms of the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, equal to 0.50% of average net asset value of the Fund. For the period ended March 31, 2003, the Adviser earned Advisory fees of $6,146.

     The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Adviser to provide or arrange for day-to-day operational services to the Fund. Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 1.45% as applied to the Fund's daily net assets. For the period ended March 31, 2003, the Adviser received Servicing Agreement fees of $17,825, with $2,679 remaining payable at March 31, 2003.

     The Fund and the Adviser have entered into an Investment Company Services Agreement (the "ICSA") with Incap Service Company ("ISC") to provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and recordkeeping services. The Adviser is responsible for payments to ISC.

     The Fund has entered into a Distribution Agreement with the Adviser to provide distribution services as underwriter/distributor of the Fund. For the period ended March 31, 2003, Questar Capital Corporation, the Fund's underwriter, received $1,442 from commissions earned on sales of shares of the Fund, with $168 remaining payable at March 31, 2003.

     A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for the Fund. The plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.75% of the Funds average daily net assets (1/12 of 0.75% monthly) to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Funds shares. The distribution plan also allows for a fee of up to 0.25% of average daily net assets, to be paid to persons or institutions for providing certain servicing functions to prospective and existing shareholders. For the period ended March 31, 2003, Questar Capital Corporation earned 12b-1 fees of $12,293, with $1,871 remaining payable at March 31, 2003.

     Certain directors and officers of the Adviser and InCap Service Company are directors, officers or shareholders of the Fund.

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THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31, 2003

5.   CAPITAL LOSS CARRYFORWARD

     At September 30, 2002, the Fund had available for federal tax purposes an unused capital loss carryforward of $ 3,471,372 of which $3,352,414 expires in 2009 and $118,958 expires in 2010. Capital loss carryforwards are available to offset future realized gains. To the extent that these carryforwards are used to offset future realized capital gains, it is probable that the amount, which is offset, will not be distributed.

6.   DISTRIBUTIONS TO SHAREHOLDERS

     There were no distributions paid during the period ended March 31, 2003 and the year ended September 30, 2002.

     As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Undistributed Ordinary Income/(Accumulated Losses) ..    $ (4,719,355)
     Undistributable Long-term Capital Gain ..............              --
     Unrealized Appreciation/(Depreciation) ..............         174,214
                                                              ------------
          Distributable Earnings, Net ....................    $ (4,545,141)
                                                              ============